Executive and Supervisory Board Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Executive and Supervisory Board Compensation
Schedule of executive board compensation

€ thousands	2023	2022	2021
Short-term employee benefits	19,632	12,556	25,015
Share-based payment	24,469	20,726	25,095
Subtotal	44,101	33,282	50,110
Post-employment benefits	1,033	-1,429	464
Thereof defined-benefit	673	-1,433	461
Thereof defined-contribution	360	4	3
Termination Benefits	NA	9,600	NA
Total	45,134	41,453	50,574

Schedule of share-based payment for executive board members

	2023	2022	2021
Number of share units granted	214,530	205,965	238,428
Total expense in € thousands	36,127	9,986	6,356

Schedule of retirement pension plan for executive board members

€ thousands	2023	2022	2021
DBO 12/31	2,192	1,462	3,435
Annual pension entitlement	137	114	108

Schedule of supervisory board compensation

€ thousands	2023	2022	2021
Total compensation	5,427	5,206	3,856
Thereof fixed compensation	3,185	3,149	3,176
Thereof committee remuneration	2,242	2,058	680

Schedule of payments to/DBO for former executive board members

€ thousands	2023	2022	2021
Payments	2,329	2,217	2,159
DBO 12/31	33,251	31,217	42,313